Summary of Significant Accounting Policies -Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2023
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Office equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture, fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture, fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years